Share Capital - Treasury shares (Details) - shares	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Apr. 04, 2024
Lydenburg Exploration Limited | Ordinary shares | Total for all subsidiaries
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	335	335
Kalgold Share Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	47,046	47,046
Harmony Gold ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	11,774,157	12,168,183	12,651,525
Harmony Gold Community Trust | Convertible preference shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,866,103	6,866,103
Harmony ESOP Trust | Ordinary shares | Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)				12,651,525